High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2023 (unaudited)

Common Stocks (0.3%)	Shares/ Par +	Value $ (000’s)
Communication Services (0.0%)
iHeartMedia, Inc. *	22,266	71

Total		71

Energy (0.3%)
Superior Energy Services, Inc. *	28,873	2,112

Total		2,112

Total Common Stocks (Cost: $1,027)		2,183

Corporate Bonds (95.7%)
Basic Materials (2.7%)
Ashland LLC 3.375%, 9/1/31 144A	825,000	642
Axalta Coating Systems LLC 3.375%, 2/15/29 144A	875,000	729
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding 4.750%, 6/15/27 144A	600,000	558
Cheever Escrow Issuer LLC 7.125%, 10/1/27 144A	875,000	809
Cleveland-Cliffs, Inc.
4.625%, 3/1/29 144A	1,525,000	1,328
4.875%, 3/1/31 144A	425,000	362
6.750%, 4/15/30 144A	375,000	350
Coeur Mining, Inc. 5.125%, 2/15/29 144A	1,750,000	1,502
Element Solutions, Inc. 3.875%, 9/1/28 144A	1,650,000	1,424
H.B. Fuller Co. 4.250%, 10/15/28	525,000	463
Herens Holdco SARL 4.750%, 5/15/28 144A	3,775,000	2,931
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. 9.000%, 7/1/28 144A	725,000	685
Olympus Water US Holding Corp.
4.250%, 10/1/28 144A	1,500,000	1,223
6.250%, 10/1/29 144A	1,800,000	1,391
9.750%, 11/15/28 144A	1,850,000	1,846
Polar US Borrower LLC 6.750%, 5/15/26 144A	1,725,000	862
SPCM SA 3.375%, 3/15/30 144A	425,000	343
WR Grace Holdings LLC
4.875%, 6/15/27 144A	675,000	619
5.625%, 8/15/29 144A	1,200,000	971
7.375%, 3/1/31 144A	325,000	315

Total		19,353

Communications (14.5%)
Audacy Capital Corp.
6.500%, 5/1/27 144A	2,250,000	45
6.750%, 3/31/29 144A	1,650,000	31

Corporate Bonds (95.7%)	Shares/ Par +	Value $ (000’s)
Communications continued
Cars.com, Inc. 6.375%, 11/1/28 144A	2,125,000	1,931
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 2/1/31 144A	325,000	259
4.250%, 1/15/34 144A	1,200,000	884
4.500%, 8/15/30 144A	1,500,000	1,231
4.500%, 5/1/32	1,050,000	824
4.500%, 6/1/33 144A	1,175,000	899
4.750%, 3/1/30 144A	3,400,000	2,854
4.750%, 2/1/32 144A	450,000	360
5.000%, 2/1/28 144A	2,000,000	1,816
5.125%, 5/1/27 144A	2,975,000	2,772
5.375%, 6/1/29 144A	1,350,000	1,211
5.500%, 5/1/26 144A	275,000	266
Ciena Corp. 4.000%, 1/31/30 144A	325,000	275
CSC Holdings LLC
3.375%, 2/15/31 144A	825,000	562
4.125%, 12/1/30 144A	950,000	672
4.500%, 11/15/31 144A	2,750,000	1,946
4.625%, 12/1/30 144A	1,375,000	731
5.250%, 6/1/24	700,000	666
5.500%, 4/15/27 144A	2,275,000	1,950
5.750%, 1/15/30 144A	4,200,000	2,353
6.500%, 2/1/29 144A	1,100,000	911
7.500%, 4/1/28 144A	1,925,000	1,250
Cumulus Media New Holdings, Inc. 6.750%, 7/1/26 144A	750,000	568
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.375%, 8/15/26 144A j	675,000	13
6.625%, 8/15/27 144A j	1,900,000	38
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 5.875%, 8/15/27 144A	1,450,000	1,282
DISH DBS Corp.
5.125%, 6/1/29	2,950,000	1,635
5.750%, 12/1/28 144A	1,100,000	846
7.375%, 7/1/28	750,000	473
7.750%, 7/1/26	1,350,000	1,012
DISH Network Corp.
11.750%, 11/15/27 144A	1,600,000	1,612
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.250%, 12/1/27 144A	1,625,000	1,533
Gray Escrow II, Inc. 5.375%, 11/15/31 144A	975,000	638
Gray Television, Inc.
4.750%, 10/15/30 144A	525,000	348
5.875%, 7/15/26 144A	2,575,000	2,314
7.000%, 5/15/27 144A	1,050,000	903
iHeartCommunications, Inc.
4.750%, 1/15/28 144A	425,000	325
5.250%, 8/15/27 144A	1,075,000	852
6.375%, 5/1/26	375,901	324

High Yield Bond Portfolio

Corporate Bonds (95.7%)	Shares/ Par +	Value $ (000’s)
Communications continued
8.375%, 5/1/27	4,978,194	3,571
Intelsat Jackson Holdings SA - Series B - Contingent Value Rights *,Æ	2,779	26
Intelsat Jackson Holdings SA Escrow
5.500%, 8/1/23 *,Æ	1,525,000	–
8.500%, 10/15/24 *,Æ	800,000	–
9.750%, 7/15/25 *,Æ	475,000	–
Lamar Media Corp.
3.625%, 1/15/31	425,000	346
4.000%, 2/15/30	100,000	85
4.875%, 1/15/29	675,000	611
Logan Merger Sub, Inc. 5.500%, 9/1/27 144A	2,875,000	1,598
Match Group, Inc.
4.125%, 8/1/30 144A	2,175,000	1,795
4.625%, 6/1/28 144A	1,450,000	1,300
5.000%, 12/15/27 144A	525,000	484
Midas OpCo Holdings LLC 5.625%, 8/15/29 144A	5,975,000	4,825
Millennium Escrow Corp. 6.625%, 8/1/26 144A	1,425,000	1,136
Nexstar Broadcasting, Inc.
4.750%, 11/1/28 144A	1,850,000	1,531
5.625%, 7/15/27 144A	2,750,000	2,447
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.250%, 1/15/29 144A	1,150,000	913
4.625%, 3/15/30 144A	1,100,000	865
Scripps Escrow II, Inc. 5.375%, 1/15/31 144A	300,000	184
Scripps Escrow, Inc. 5.875%, 7/15/27 144A	1,425,000	1,054
Sinclair Television Group, Inc.
4.125%, 12/1/30 144A	150,000	93
5.125%, 2/15/27 144A	2,625,000	2,100
5.500%, 3/1/30 144A	1,175,000	631
Sirius XM Radio, Inc.
3.125%, 9/1/26 144A	1,075,000	958
3.875%, 9/1/31 144A	3,025,000	2,291
4.000%, 7/15/28 144A	725,000	619
4.125%, 7/1/30 144A	1,775,000	1,421
5.500%, 7/1/29 144A	925,000	818
Sprint Corp. 7.625%, 2/15/25	700,000	710
TEGNA, Inc.
4.625%, 3/15/28	600,000	519
5.000%, 9/15/29	2,325,000	1,953
Telenet Finance Luxembourg Notes SARL 5.500%, 3/1/28 144A	4,400,000	3,960
Terrier Media Buyer, Inc. 8.875%, 12/15/27 144A	4,275,000	3,346
T-Mobile USA, Inc. 2.250%, 2/15/26	1,500,000	1,381
Univision Communications, Inc.
4.500%, 5/1/29 144A	1,400,000	1,140
7.375%, 6/30/30 144A	1,025,000	937
8.000%, 8/15/28 144A	400,000	388
UPC Broadband Finco BV 4.875%, 7/15/31 144A	3,450,000	2,800

Corporate Bonds (95.7%)	Shares/ Par +	Value $ (000’s)
Communications continued
Urban One, Inc. 7.375%, 2/1/28 144A	2,175,000	1,865
Viavi Solutions, Inc. 3.750%, 10/1/29 144A	350,000	284
Virgin Media Finance PLC 5.000%, 7/15/30 144A	2,700,000	2,122
Virgin Media Secured Finance PLC 5.500%, 5/15/29 144A	475,000	423
Virgin Media Vendor Financing Notes IV 5.000%, 7/15/28 144A	2,050,000	1,769
VMED O2 UK Financing I PLC
4.250%, 1/31/31 144A	600,000	478
4.750%, 7/15/31 144A	1,475,000	1,192
VZ Secured Financing BV 5.000%, 1/15/32 144A	1,225,000	962
Ziggo Bond Co. BV
5.125%, 2/28/30 144A	575,000	429
6.000%, 1/15/27 144A	3,050,000	2,792
Ziggo BV 4.875%, 1/15/30 144A	200,000	163

Total		102,730

Consumer, Cyclical (18.8%)
1011778 BC ULC / New Red Finance, Inc.
3.500%, 2/15/29 144A	525,000	449
3.875%, 1/15/28 144A	1,125,000	1,009
4.000%, 10/15/30 144A	5,775,000	4,799
4.375%, 1/15/28 144A	1,175,000	1,059
Academy, Ltd. 6.000%, 11/15/27 144A	1,850,000	1,749
Acushnet Co. 7.375%, 10/15/28 144A	300,000	302
Adient Global Holdings, Ltd.
4.875%, 8/15/26 144A	3,300,000	3,112
7.000%, 4/15/28 144A	350,000	347
8.250%, 4/15/31 144A	350,000	350
Affinity Gaming 6.875%, 12/15/27 144A	2,375,000	2,013
American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.
5.500%, 4/20/26 144A	870,833	851
5.750%, 4/20/29 144A	200,000	186
American Builders & Contractors Supply Co., Inc.
3.875%, 11/15/29 144A	275,000	229
4.000%, 1/15/28 144A	2,050,000	1,817
Aramark Services, Inc.
5.000%, 2/1/28 144A	225,000	208
6.375%, 5/1/25 144A	2,525,000	2,565
Asbury Automotive Group, Inc.
4.625%, 11/15/29 144A	1,850,000	1,589
5.000%, 2/15/32 144A	450,000	373
BCPE Empire Holdings, Inc. 7.625%, 5/1/27 144A	4,850,000	4,606
Beacon Roofing Supply, Inc. 6.500%, 8/1/30 144A	425,000	412
Boyd Gaming Corp.
4.750%, 12/1/27	1,650,000	1,519
4.750%, 6/15/31 144A	575,000	489

High Yield Bond Portfolio

Corporate Bonds (95.7%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
Caesars Entertainment, Inc.
4.625%, 10/15/29 144A	825,000	699
5.750%, 7/1/25 144A	1,750,000	1,743
6.250%, 7/1/25 144A	2,175,000	2,145
7.000%, 2/15/30 144A	275,000	268
8.125%, 7/1/27 144A	2,325,000	2,336
Carnival Corp. 7.000%, 8/15/29 144A	375,000	370
CCM Merger, Inc. 6.375%, 5/1/26 144A	425,000	406
Churchill Downs, Inc. 6.750%, 5/1/31 144A	1,575,000	1,488
Clarios Global LP
6.750%, 5/15/25 144A	135,000	134
6.750%, 5/15/28 144A	625,000	610
Clarios Global LP / Clarios US Finance Co.
6.250%, 5/15/26 144A	270,000	264
8.500%, 5/15/27 144A	7,550,000	7,528
Dana Financing Luxembourg SARL 5.750%, 4/15/25 144A	325,000	318
Dana, Inc.
4.500%, 2/15/32	675,000	522
5.375%, 11/15/27	150,000	139
5.625%, 6/15/28	175,000	160
Dornoch Debt Merger Sub, Inc. 6.625%, 10/15/29 144A	3,450,000	2,852
Ford Motor Credit Co. LLC
2.700%, 8/10/26	725,000	647
3.375%, 11/13/25	3,250,000	3,015
4.000%, 11/13/30	1,975,000	1,650
4.063%, 11/1/24	1,700,000	1,646
4.125%, 8/17/27	1,350,000	1,230
4.271%, 1/9/27	1,675,000	1,547
4.389%, 1/8/26	2,725,000	2,572
5.113%, 5/3/29	2,950,000	2,700
5.125%, 6/16/25	2,250,000	2,178
6.800%, 5/12/28	700,000	699
Foundation Building Materials, Inc. 6.000%, 3/1/29 144A	3,375,000	2,809
The Gap, Inc.
3.625%, 10/1/29 144A	1,475,000	1,092
3.875%, 10/1/31 144A	475,000	334
GYP Holdings III Corp. 4.625%, 5/1/29 144A	2,475,000	2,132
H&E Equipment Services, Inc. 3.875%, 12/15/28 144A	2,775,000	2,370
Hilton Domestic Operating Co., Inc.
3.625%, 2/15/32 144A	700,000	564
3.750%, 5/1/29 144A	1,150,000	995
4.875%, 1/15/30	500,000	455
5.750%, 5/1/28 144A	800,000	773
IHO Verwaltungs GmbH
4.750%, 9/15/26 144A	2,375,000	2,175
6.000%, 5/15/27 144A	1,650,000	1,532
6.375%, 5/15/29 144A	2,350,000	2,120
Interface, Inc. 5.500%, 12/1/28 144A	1,350,000	1,148
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 4.750%, 6/1/27 144A	550,000	523

Corporate Bonds (95.7%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
Kontoor Brands, Inc. 4.125%, 11/15/29 144A	575,000	475
LCM Investments Holdings II LLC 8.250%, 8/1/31 144A	1,500,000	1,457
Light and Wonder International, Inc. 7.500%, 9/1/31 144A	725,000	717
Midwest Gaming Borrower LLC 4.875%, 5/1/29 144A	1,275,000	1,085
Mohegan Gaming & Entertainment 8.000%, 2/1/26 144A	3,800,000	3,497
NCL Corp., Ltd.
5.875%, 3/15/26 144A	1,175,000	1,085
7.750%, 2/15/29 144A	250,000	232
NCL Finance, Ltd. 6.125%, 3/15/28 144A	425,000	375
Ontario Gaming GTA LP 8.000%, 8/1/30 144A	2,025,000	2,025
Penn National Gaming, Inc.
4.125%, 7/1/29 144A	1,975,000	1,614
5.625%, 1/15/27 144A	250,000	235
Raptor Acquisition Corp. / Raptor Co-Issuer LLC 4.875%, 11/1/26 144A	575,000	538
Real Hero Merger Sub 2, Inc. 6.250%, 2/1/29 144A	3,375,000	2,606
Ritchie Bros Auctioneers, Inc.
6.750%, 3/15/28 144A	400,000	399
7.750%, 3/15/31 144A	400,000	406
Royal Caribbean Cruises, Ltd.
5.375%, 7/15/27 144A	375,000	347
5.500%, 8/31/26 144A	750,000	708
Scientific Games Holdings LP / Scientific Games US FinCo, Inc. 6.625%, 3/1/30 144A	1,875,000	1,617
Scientific Games International, Inc. 7.250%, 11/15/29 144A	1,250,000	1,225
SeaWorld Parks & Entertainment, Inc. 5.250%, 8/15/29 144A	2,675,000	2,350
Six Flags Entertainment Corp.
5.500%, 4/15/27 144A	475,000	437
7.250%, 5/15/31 144A	1,250,000	1,174
SRS Distribution, Inc.
6.000%, 12/1/29 144A	2,675,000	2,247
6.125%, 7/1/29 144A	3,350,000	2,853
Station Casinos LLC
4.500%, 2/15/28 144A	2,000,000	1,745
4.625%, 12/1/31 144A	1,300,000	1,040
Suburban Propane Partners LP / Suburban Energy Finance Corp.
5.000%, 6/1/31 144A	2,525,000	2,108
5.875%, 3/1/27	900,000	860
White Cap Buyer LLC 6.875%, 10/15/28 144A	1,825,000	1,613
White Cap Parent LLC 8.250%, 3/15/26 144A	1,650,000	1,592
The William Carter Co. 5.625%, 3/15/27 144A	800,000	769
WMG Acquisition Corp.
3.750%, 12/1/29 144A	800,000	672
3.875%, 7/15/30 144A	325,000	275

High Yield Bond Portfolio

Corporate Bonds (95.7%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
Yum! Brands, Inc.
4.625%, 1/31/32	1,625,000	1,410
4.750%, 1/15/30 144A	725,000	651
5.375%, 4/1/32	625,000	571
ZF North America Capital, Inc.
6.875%, 4/14/28 144A	1,000,000	978
7.125%, 4/14/30 144A	550,000	539

Total		133,448

Consumer, Non-cyclical (12.6%)
AHP Health Partners, Inc. 5.750%, 7/15/29 144A	1,025,000	861
Albertsons Cos., Inc. / Safeway, Inc. / New Albertson’s LP / Albertson’s LLC
3.250%, 3/15/26 144A	350,000	324
3.500%, 3/15/29 144A	2,050,000	1,748
5.875%, 2/15/28 144A	700,000	674
6.500%, 2/15/28 144A	1,200,000	1,186
7.500%, 3/15/26 144A	625,000	634
Allied Universal Holdco LLC
6.000%, 6/1/29 144A	2,225,000	1,659
6.625%, 7/15/26 144A	1,425,000	1,350
9.750%, 7/15/27 144A	5,050,000	4,517
Avantor Funding, Inc.
3.875%, 11/1/29 144A	1,825,000	1,560
4.625%, 7/15/28 144A	2,350,000	2,142
Bausch Health Cos., Inc.
4.875%, 6/1/28 144A	350,000	199
5.000%, 1/30/28 144A	850,000	346
5.000%, 2/15/29 144A	625,000	238
5.250%, 1/30/30 144A	1,900,000	713
5.250%, 2/15/31 144A	625,000	240
5.750%, 8/15/27 144A	775,000	461
6.125%, 2/1/27 144A	300,000	187
6.250%, 2/15/29 144A	1,450,000	573
7.250%, 5/30/29 144A	1,700,000	680
8.500%, 1/31/27 144A	1,450,000	736
Bellring Brands, Inc. 7.000%, 3/15/30 144A	2,050,000	2,019
Centene Corp.
3.375%, 2/15/30	625,000	521
4.250%, 12/15/27	1,900,000	1,752
4.625%, 12/15/29	2,425,000	2,184
CHS / Community Health Systems, Inc.
5.250%, 5/15/30 144A	1,000,000	760
5.625%, 3/15/27 144A	750,000	643
6.000%, 1/15/29 144A	225,000	182
6.125%, 4/1/30 144A	1,275,000	649
6.875%, 4/15/29 144A	2,825,000	1,500
8.000%, 3/15/26 144A	1,125,000	1,072
Edgewell Personal Care Co.
4.125%, 4/1/29 144A	1,000,000	850
5.500%, 6/1/28 144A	875,000	808
Embecta Corp.
5.000%, 2/15/30 144A	525,000	409
6.750%, 2/15/30 144A	1,850,000	1,512
Garda World Security Corp.
4.625%, 2/15/27 144A	875,000	801
6.000%, 6/1/29 144A	2,375,000	1,942
7.750%, 2/15/28 144A	600,000	588

Corporate Bonds (95.7%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Garden Spinco Corp. 8.625%, 7/20/30 144A	675,000	705
Gartner, Inc. 4.500%, 7/1/28 144A	250,000	228
Global Medical Response, Inc. 6.500%, 10/1/25 144A	1,125,000	762
Grifols Escrow Issuer SA 4.750%, 10/15/28 144A	3,775,000	3,219
GTCR W-2 Merger Sub LLC 7.500%, 1/15/31 144A	1,600,000	1,602
GW B-CR Security Corp. 9.500%, 11/1/27 144A	4,969,000	4,751
HCA, Inc.
5.375%, 2/1/25	1,250,000	1,237
5.875%, 2/15/26	1,050,000	1,044
HealthEquity, Inc. 4.500%, 10/1/29 144A	2,175,000	1,873
IQVIA, Inc.
5.000%, 10/15/26 144A	1,375,000	1,315
5.000%, 5/15/27 144A	750,000	707
6.500%, 5/15/30 144A	200,000	196
Jazz Securities DAC 4.375%, 1/15/29 144A	1,825,000	1,591
LifePoint Health, Inc. 4.375%, 2/15/27 144A	625,000	537
Mozart Debt Merger Sub, Inc.
3.875%, 4/1/29 144A	1,625,000	1,374
5.250%, 10/1/29 144A	7,000,000	6,050
MPH Acquisition Holdings LLC 5.750%, 11/1/28 144A	675,000	507
Organon Finance 1 LLC
4.125%, 4/30/28 144A	425,000	369
5.125%, 4/30/31 144A	1,800,000	1,442
Performance Food Group, Inc.
4.250%, 8/1/29 144A	1,425,000	1,231
5.500%, 10/15/27 144A	725,000	687
Post Holdings, Inc.
5.500%, 12/15/29 144A	900,000	816
5.625%, 1/15/28 144A	975,000	922
5.750%, 3/1/27 144A	1,405,000	1,349
Prestige Brands, Inc. 3.750%, 4/1/31 144A	650,000	523
Signal Parent, Inc. 6.125%, 4/1/29 144A	625,000	381
Teleflex, Inc.
4.250%, 6/1/28 144A	250,000	224
4.625%, 11/15/27	450,000	413
Tenet Healthcare Corp.
4.250%, 6/1/29	225,000	194
4.625%, 6/15/28	125,000	113
4.875%, 1/1/26	1,525,000	1,461
5.125%, 11/1/27	1,800,000	1,675
6.125%, 10/1/28	2,450,000	2,300
6.125%, 6/15/30	775,000	727
6.250%, 2/1/27	1,125,000	1,089
6.750%, 5/15/31 144A	775,000	747
United Rentals North America, Inc.
4.875%, 1/15/28	1,225,000	1,144
5.250%, 1/15/30	425,000	393
5.500%, 5/15/27	400,000	389

High Yield Bond Portfolio

Corporate Bonds (95.7%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
6.000%, 12/15/29 144A	375,000	365
US Foods, Inc.
4.625%, 6/1/30 144A	700,000	608
4.750%, 2/15/29 144A	1,500,000	1,341
6.875%, 9/15/28 144A	775,000	773
ZipRecruiter, Inc. 5.000%, 1/15/30 144A	975,000	765

Total		89,359

Diversified (0.2%)
Stena International SA 6.125%, 2/1/25 144A	1,325,000	1,305

Total		1,305

Energy (12.2%)
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 6/15/29 144A	2,200,000	2,014
5.750%, 3/1/27 144A	2,375,000	2,267
5.750%, 1/15/28 144A	2,600,000	2,452
7.875%, 5/15/26 144A	1,000,000	1,007
Antero Resources Corp.
5.375%, 3/1/30 144A	925,000	852
7.625%, 2/1/29 144A	244,000	247
Archrock Partners LP
6.250%, 4/1/28 144A	1,975,000	1,839
6.875%, 4/1/27 144A	3,275,000	3,168
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
5.875%, 6/30/29 144A	600,000	540
7.000%, 11/1/26 144A	1,375,000	1,343
8.250%, 12/31/28 144A	575,000	569
9.000%, 11/1/27 144A	400,000	504
Berry Petroleum Co. LLC 7.000%, 2/15/26 144A	875,000	838
Callon Petroleum Co.
6.375%, 7/1/26	900,000	883
7.500%, 6/15/30 144A	450,000	436
Centennial Resource Production LLC
5.375%, 1/15/26 144A	825,000	790
6.875%, 4/1/27 144A	1,725,000	1,700
Cheniere Energy Partners LP
3.250%, 1/31/32	550,000	437
4.000%, 3/1/31	1,500,000	1,282
4.500%, 10/1/29	1,150,000	1,041
Cheniere Energy, Inc. 4.625%, 10/15/28	975,000	896
Chesapeake Energy Corp. 5.875%, 2/1/29 144A	225,000	212
Chesapeake Energy Corp. Escrow 7.000%, 10/1/24*	1,000,000	20
Civitas Resources, Inc.
8.375%, 7/1/28 144A	1,375,000	1,399
8.750%, 7/1/31 144A	300,000	306
CNX Midstream Partners LP 4.750%, 4/15/30 144A	1,525,000	1,269
Comstock Resources, Inc.
5.875%, 1/15/30 144A	475,000	411
6.750%, 3/1/29 144A	2,400,000	2,208

Corporate Bonds (95.7%)	Shares/ Par +	Value $ (000’s)
Energy continued
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
7.375%, 2/1/31 144A	750,000	764
8.000%, 4/1/29 144A	1,825,000	1,872
CrownRock LP / CrownRock Finance, Inc. 5.625%, 10/15/25 144A	3,025,000	2,976
DT Midstream, Inc. 4.375%, 6/15/31 144A	1,450,000	1,219
Endeavor Energy Resources LP / EER Finance, Inc. 5.750%, 1/30/28 144A	850,000	820
Enviva Partners LP / Enviva Partners Finance Corp. 6.500%, 1/15/26 144A	3,175,000	2,588
EQM Midstream Partners LP
4.500%, 1/15/29 144A	1,050,000	934
4.750%, 1/15/31 144A	1,325,000	1,141
5.500%, 7/15/28	1,925,000	1,807
6.000%, 7/1/25 144A	331,000	326
6.500%, 7/1/27 144A	1,825,000	1,782
6.500%, 7/15/48	1,025,000	901
7.500%, 6/1/27 144A	975,000	977
Hess Midstream Operations LP
4.250%, 2/15/30 144A	625,000	527
5.500%, 10/15/30 144A	475,000	432
Hess Midstream Partners LP 5.125%, 6/15/28 144A	1,300,000	1,196
Holly Energy Partners LP / Holly Energy Finance Corp.
5.000%, 2/1/28 144A	1,725,000	1,587
6.375%, 4/15/27 144A	425,000	417
Nabors Industries, Ltd.
7.250%, 1/15/26 144A	1,200,000	1,160
7.375%, 5/15/27 144A	225,000	218
7.500%, 1/15/28 144A	800,000	740
NuStar Logistics LP 5.625%, 4/28/27	350,000	333
Oasis Petroleum, Inc. 6.375%, 6/1/26 144A	525,000	515
Occidental Petroleum Corp. 5.875%, 9/1/25	1,225,000	1,219
6.375%, 9/1/28	125,000	126
6.625%, 9/1/30	450,000	456
8.875%, 7/15/30	1,100,000	1,237
PDC Energy, Inc. 5.750%, 5/15/26	1,525,000	1,520
Precision Drilling Corp.
6.875%, 1/15/29 144A	375,000	355
7.125%, 1/15/26 144A	1,650,000	1,634
Range Resources Corp.
4.750%, 2/15/30 144A	475,000	422
4.875%, 5/15/25	350,000	339
8.250%, 1/15/29	875,000	897
Rockcliff Energy II LLC 5.500%, 10/15/29 144A	1,025,000	922
Sitio Royalties Operating Partnership LP / Sitio Finance Corp. 7.875%, 11/1/28 144A	600,000	602
SM Energy Co. 5.625%, 6/1/25	1,000,000	979

High Yield Bond Portfolio

Corporate Bonds (95.7%)	Shares/ Par +	Value $ (000’s)
Energy continued
6.500%, 7/15/28	200,000	192
6.625%, 1/15/27	250,000	245
6.750%, 9/15/26	1,100,000	1,080
Southwestern Energy Co.
4.750%, 2/1/32	725,000	622
5.375%, 3/15/30	300,000	273
8.375%, 9/15/28	1,100,000	1,136
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 5.750%, 4/15/25	575,000	538
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.000%, 1/15/28	1,675,000	1,593
5.500%, 3/1/30	2,250,000	2,106
6.500%, 7/15/27	300,000	302
TerraForm Power Operating LLC
4.750%, 1/15/30 144A	1,725,000	1,474
5.000%, 1/31/28 144A	1,775,000	1,611
TransMontaigne Partners LP / TLP Finance Corp. 6.125%, 2/15/26	1,175,000	1,003
USA Compression Finance Corp. 6.875%, 4/1/26	3,550,000	3,477
USA Compression Partners LP / USA Compression Finance Corp. 6.875%, 9/1/27	1,475,000	1,430
Western Midstream Operating LP
4.050%, 2/1/30	325,000	284
4.500%, 3/1/28	1,100,000	1,023
4.650%, 7/1/26	175,000	168
5.300%, 3/1/48	2,125,000	1,659

Total		87,086

Financial (10.0%)
Ally Financial, Inc. 5.750%, 11/20/25	1,475,000	1,433
AmWINS Group, Inc. 4.875%, 6/30/29 144A	2,575,000	2,256
Ardonagh Midco 2 PLC 11.500%, 1/15/27 144A Þ	3,483,937	3,405
AssuredPartners, Inc.
5.625%, 1/15/29 144A	1,500,000	1,299
7.000%, 8/15/25 144A	3,375,000	3,334
BroadStreet Partners, Inc. 5.875%, 4/15/29 144A	6,075,000	5,360
GTCR AP Finance, Inc. 8.000%, 5/15/27 144A	1,925,000	1,892
HUB International, Ltd.
5.625%, 12/1/29 144A	3,075,000	2,678
7.000%, 5/1/26 144A	9,650,000	9,629
7.250%, 6/15/30 144A	1,100,000	1,098
Iron Mountain, Inc. 7.000%, 2/15/29 144A	2,750,000	2,690
Jones Deslauriers Insurance Management, Inc.
8.500%, 3/15/30 144A	1,800,000	1,813
10.500%, 12/15/30 144A	1,750,000	1,780
Navient Corp.
5.000%, 3/15/27	675,000	607
5.500%, 3/15/29	1,650,000	1,386

Corporate Bonds (95.7%)	Shares/ Par +	Value $ (000’s)
Financial continued
6.750%, 6/25/25	1,300,000	1,281
6.750%, 6/15/26	1,250,000	1,209
NFP Corp.
6.875%, 8/15/28 144A	7,125,000	6,104
7.500%, 10/1/30 144A	1,300,000	1,248
RHP Hotel Properties LP / RHP Finance Corp. 7.250%, 7/15/28 144A	600,000	589
Rocket Mortgage LLC / Rocket Mortgage Co- Issuer, Inc.
2.875%, 10/15/26 144A	1,800,000	1,585
3.625%, 3/1/29 144A	1,475,000	1,219
3.875%, 3/1/31 144A	1,525,000	1,216
4.000%, 10/15/33 144A	1,200,000	906
Ryan Specialty Group LLC 4.375%, 2/1/30 144A	800,000	697
United Shore Financial Services LLC 5.500%, 11/15/25 144A	3,450,000	3,282
United Wholesale Mortgage LLC
5.500%, 4/15/29 144A	1,725,000	1,458
5.750%, 6/15/27 144A	1,250,000	1,131
USIS Merger Sub, Inc. 6.875%, 5/1/25 144A	5,250,000	5,210
VICI Properties LP / VICI Note Co., Inc.
3.500%, 2/15/25 144A	125,000	120
3.875%, 2/15/29 144A	200,000	173
4.250%, 12/1/26 144A	1,125,000	1,048
4.500%, 9/1/26 144A	450,000	423
4.625%, 6/15/25 144A	400,000	386
4.625%, 12/1/29 144A	600,000	532
5.625%, 5/1/24 144A	475,000	472
5.750%, 2/1/27 144A	225,000	218

Total		71,167

Industrial (13.0%)
ARD Finance SA 6.500%, 6/30/27 144A	3,357,214	2,533
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.000%, 9/1/29 144A	2,250,000	1,761
5.250%, 8/15/27 144A	6,825,000	5,695
Ball Corp. 2.875%, 8/15/30	1,575,000	1,248
3.125%, 9/15/31	300,000	235
6.000%, 6/15/29	750,000	728
6.875%, 3/15/28	675,000	679
Berry Global Escrow Corp.
4.875%, 7/15/26 144A	1,125,000	1,077
5.625%, 7/15/27 144A	1,150,000	1,111
Camelot Return Merger Sub, Inc. 8.750%, 8/1/28 144A	1,575,000	1,519
Clearwater Paper Corp.
4.750%, 8/15/28 144A	150,000	128
5.375%, 2/1/25 144A	2,250,000	2,183
Clydesdale Acquisition Holdings, Inc. 8.750%, 4/15/30 144A	7,050,000	6,047
Cornerstone Building Brands, Inc. 6.125%, 1/15/29 144A	900,000	682
CP Atlas Buyer, Inc. 7.000%, 12/1/28 144A	3,500,000	2,744

High Yield Bond Portfolio

Corporate Bonds (95.7%)	Shares/ Par +	Value $ (000’s)
Industrial continued
Crown Americas LLC 5.250%, 4/1/30	400,000	371
Crown Americas LLC / Crown Americas Capital Corp. VI 4.750%, 2/1/26	1,175,000	1,129
Emerald Debt Merger Sub LLC 6.625%, 12/15/30 144A	3,375,000	3,249
Energizer Holdings, Inc.
4.375%, 3/31/29 144A	2,400,000	2,003
4.750%, 6/15/28 144A	1,400,000	1,209
6.500%, 12/31/27 144A	1,650,000	1,553
Gates Global LLC / Gates Global Co. 6.250%, 1/15/26 144A	5,050,000	4,921
Graphic Packaging International LLC
3.500%, 3/15/28 144A	425,000	373
3.500%, 3/1/29 144A	450,000	380
3.750%, 2/1/30 144A	175,000	146
4.750%, 7/15/27 144A	500,000	471
II-VI, Inc. 5.000%, 12/15/29 144A	2,425,000	2,103
Madison IAQ LLC
4.125%, 6/30/28 144A	250,000	216
5.875%, 6/30/29 144A	4,800,000	3,865
Mauser Packaging Solutions Holding Co.
7.875%, 8/15/26 144A	1,425,000	1,375
9.250%, 4/15/27 144A	1,500,000	1,311
MIWD Holdco II LLC / MIWD Finance Corp. 5.500%, 2/1/30 144A	375,000	310
OI European Group BV 4.750%, 2/15/30 144A	450,000	391
Owens-Brockway Glass Container, Inc.
6.375%, 8/15/25 144A	1,125,000	1,122
6.625%, 5/13/27 144A	1,425,000	1,389
7.250%, 5/15/31 144A	1,475,000	1,442
Redwood Star Merger Sub, Inc. 8.750%, 4/1/30 144A	2,325,000	2,150
Sealed Air Corp.
5.000%, 4/15/29 144A	550,000	495
6.125%, 2/1/28 144A	550,000	533
Sensata Technologies BV 5.875%, 9/1/30 144A	1,175,000	1,095
Sensata Technologies, Inc. 3.750%, 2/15/31 144A	225,000	182
Standard Industries, Inc.
3.375%, 1/15/31 144A	725,000	560
4.375%, 7/15/30 144A	1,200,000	994
4.750%, 1/15/28 144A	1,325,000	1,195
5.000%, 2/15/27 144A	3,375,000	3,128
TK Elevator Holdco GmbH 7.625%, 7/15/28 144A	800,000	728
TK Elevator US Newco, Inc. 5.250%, 7/15/27 144A	1,800,000	1,650
TransDigm, Inc. 4.625%, 1/15/29	1,950,000	1,703
4.875%, 5/1/29	550,000	483
5.500%, 11/15/27	1,250,000	1,170
6.250%, 3/15/26 144A	3,025,000	2,972
6.750%, 8/15/28 144A	1,000,000	985
6.875%, 12/15/30 144A	3,850,000	3,775
7.500%, 3/15/27	675,000	676

Corporate Bonds (95.7%)	Shares/ Par +	Value $ (000’s)
Industrial continued
Trivium Packaging Finance BV
5.500%, 8/15/26 144A	525,000	490
8.500%, 8/15/27 144A	4,775,000	4,364
TTM Technologies, Inc. 4.000%, 3/1/29 144A	1,675,000	1,389
Watco Cos. LLC / Watco Finance Corp. 6.500%, 6/15/27 144A	2,150,000	2,042
WESCO Distribution, Inc.
7.125%, 6/15/25 144A	975,000	977
7.250%, 6/15/28 144A	1,075,000	1,080

Total		92,515

Technology (9.4%)
AMG AG 7.000%, 7/31/25 144A	1,050,000	1,035
Black Knight InfoServ LLC 3.625%, 9/1/28 144A	1,225,000	1,098
Booz Allen Hamilton, Inc. 3.875%, 9/1/28 144A	400,000	358
Boxer Parent Co., Inc. 9.125%, 3/1/26 144A	2,100,000	2,094
Capstone Borrower, Inc. 8.000%, 6/15/30 144A	1,825,000	1,782
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.
8.000%, 6/15/29 144A	775,000	772
Central Parent, Inc. / Central Merger Sub, Inc. 7.250%, 6/15/29 144A	3,050,000	2,957
Clarivate Science Holdings Corp.
3.875%, 7/1/28 144A	350,000	303
4.875%, 7/1/29 144A	2,925,000	2,493
Cloud Software Group, Inc. 9.000%, 9/30/29 144A	2,200,000	1,912
Condor Merger Sub, Inc. 7.375%, 2/15/30 144A	6,600,000	5,525
Consensus Cloud Solutions, Inc.
6.000%, 10/15/26 144A	1,250,000	1,150
6.500%, 10/15/28 144A	2,225,000	1,896
The Dun & Bradstreet Corp. 5.000%, 12/15/29 144A	1,675,000	1,444
Elastic NV 4.125%, 7/15/29 144A	2,500,000	2,129
Entegris Escrow Corp.
4.750%, 4/15/29 144A	850,000	764
5.950%, 6/15/30 144A	2,300,000	2,133
Entegris, Inc. 3.625%, 5/1/29 144A	725,000	616
Fair Isaac Corp. 4.000%, 6/15/28 144A	625,000	559
Helios Software Holdings, Inc. 4.625%, 5/1/28 144A	2,300,000	1,980
Minerva Merger Sub, Inc. 6.500%, 2/15/30 144A	6,700,000	5,605
NCR Atleos Escrow Corp. 9.500%, 4/1/29 144A	1,500,000	1,451
NCR Corp.
5.000%, 10/1/28 144A	1,375,000	1,231
5.125%, 4/15/29 144A	1,475,000	1,299
5.250%, 10/1/30 144A	1,425,000	1,228
5.750%, 9/1/27 144A	1,025,000	1,033

High Yield Bond Portfolio

Corporate Bonds (95.7%)	Shares/ Par +	Value $ (000’s)
Technology continued
6.125%, 9/1/29 144A	650,000	667
Open Text Corp.
3.875%, 2/15/28 144A	1,675,000	1,463
3.875%, 12/1/29 144A	125,000	103
4.125%, 2/15/30 144A	1,250,000	1,046
4.125%, 12/1/31 144A	300,000	239
6.900%, 12/1/27 144A	450,000	451
Picard Midco, Inc. 6.500%, 3/31/29 144A	3,125,000	2,763
Rackspace Technology Global, Inc.
3.500%, 2/15/28 144A	1,825,000	852
5.375%, 12/1/28 144A	2,200,000	738
Roblox Corp. 3.875%, 5/1/30 144A	1,650,000	1,324
Rocket Software, Inc. 6.500%, 2/15/29 144A	3,675,000	3,032
Science Applications International Corp. 4.875%, 4/1/28 144A	500,000	454
Seagate HDD Cayman
8.250%, 12/15/29 144A	75,000	77
8.500%, 7/15/31 144A	700,000	718
9.625%, 12/1/32 144A	2,477,125	2,669
SS&C Technologies, Inc. 5.500%, 9/30/27 144A	3,850,000	3,633
Synaptics, Inc. 4.000%, 6/15/29 144A	725,000	598
Veritas US, Inc. / Veritas Bermuda, Ltd. 7.500%, 9/1/25 144A	1,625,000	1,358

Total		67,032

Corporate Bonds (95.7%)	Shares/ Par +	Value $ (000’s)
Utilities (2.3%)
AmeriGas Partners LP / AmeriGas Finance Corp.
5.500%, 5/20/25	300,000	291
5.750%, 5/20/27	550,000	516
5.875%, 8/20/26	2,525,000	2,429
Calpine Corp.
3.750%, 3/1/31 144A	1,250,000	1,007
4.500%, 2/15/28 144A	1,575,000	1,420
4.625%, 2/1/29 144A	350,000	293
5.000%, 2/1/31 144A	200,000	162
5.125%, 3/15/28 144A	1,075,000	957
5.250%, 6/1/26 144A	299,000	290
NRG Energy, Inc.
3.875%, 2/15/32 144A	2,300,000	1,727
5.250%, 6/15/29 144A	775,000	684
5.750%, 1/15/28	400,000	375
6.625%, 1/15/27	625,000	612
Solaris Midstream Holdings LLC 7.625%, 4/1/26 144A	775,000	748
TransAlta Corp. 7.750%, 11/15/29	350,000	354
Vistra Operations Co. LLC
5.000%, 7/31/27 144A	1,100,000	1,011
5.500%, 9/1/26 144A	1,400,000	1,335
5.625%, 2/15/27 144A	1,925,000	1,825
7.750%, 10/15/31 144A	400,000	394

Total		16,430

Total Corporate Bonds (Cost: $772,150)		680,425

Total Investments (96.0%) (Cost: $773,177)@		682,608

Other Assets, Less Liabilities (4.0%)		28,100

Net Assets (100.0%)		710,708

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023 the value of these securities (in thousands) was $575,251 representing 81.0% of the net assets.

f	Defaulted Security
Æ	Security valued using significant unobservable inputs.
Þ	PIK - Payment In Kind. PIK rate of Ardonagh Midco 2 PLC 12.75%.
@

At September 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $773,177 and the net unrealized depreciation of investments based on that cost was $90,569 which is comprised of $2,865 aggregate gross unrealized appreciation and $93,434 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

High Yield Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2023.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Communication Services	$71	$—	$—
Energy	—	2,112	—
Corporate Bonds
Communications	—	102,704	26
All Others	—	577,695	—

Total Assets:	$71	$682,511	$26

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended September 30, 2023.

For the period ended September 30, 2023, there was a transfer from Level 3 to Level 2 in the amount of $2,112 (in thousands). This transfer was the result of an increase in the quantity of observable inputs for the security that was previously not priced by a third party vendor.

Abbreviations (unaudited) Abbreviations that may be used in the preceding statements
ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

1